Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

26 Income taxes

Cayman Islands, British Virgin Islands and UAE

Under the current laws of the Cayman Islands, British Virgin Islands and UAE, Linktone, Brilliant, Ojava Overseas and Linktone International are not subject to tax on income or capital gains.

Hong Kong

Under the current laws of Hong Kong, Noveltech, InnoForm HK and Linktone Media are subject to tax on income in Hong Kong at 16.5%.

Indonesia

Under the current laws of the Republic of Indonesia, PT Linktone and Cakrawala is subject to tax on income at 25% (2009: 28%).

Singapore

Under the current laws of the Republic of Singapore, InnoForm Media and its subsidiaries in Singapore are subject to tax on income at 17%.

Malaysia

Under the current laws of Malaysia, InnoForm Malaysia is subject to tax on income at 25%.

PRC

On March 16, 2007, the National People’s Congress of China approved the new Enterprise Income Tax Law of the PRC (the “new EIT law”), which is effective from January 1, 2008.

The new EIT law imposes a unified income tax of 25%. The new EIT law allows a five-year transitional period for entities established before March 16, 2007 that enjoyed a reduced tax rate or a tax holiday under the old EIT law. The transitional rule generally provides for a gradual increase to 25% and, where applicable, continuation of prior tax holidays until their expiration otherwise provided under the old EIT law. Under the new EIT law, qualified and approved high and new technology enterprises enjoy a preferential income tax rate of 15%.

The applicable income tax rates for the Group’s PRC subsidiaries and VIEs vary. Linktone Consulting, Weilan, Ruida, Wei Lian, Lang Yi, Xian Feng and Xintong’s applicable tax rates are 25% starting 2008.

Zhong Tong, Linktone Software, Wang You and Ling Yu are located in either the economic development zones in coastal cities or the Pudong new district. Accordingly, they are subject to a preferential statutory rate of 15% pre-2008. The reduced tax rate is transitioned to 25% starting in 2008 and the transitional rates are 20%, 22% and 24% for 2009, 2010 and 2011, respectively.

Huitong and Linktone Internet are foreign investment production enterprises located in a coastal economic development zone in the old urban district. Huitong was recognized as high and new technology enterprise by the tax bureau in May 2010 and, therefore, entitled to a favorable tax rate of 15% for the years 2009 to 2011, subject to meeting certain criteria on an annual basis. Linktone Internet started its tax holiday of two years exemption followed by three years of 50% reduced tax rate from 2005 and enjoyed 12.5% tax rate in 2008 and 2009. Its applicable tax rate starting 2010 is 25%.

Yuan Hang, Cosmos, Lian Fei and Beijing Ojava were high and new technology enterprises prior to January 1, 2008 and enjoyed a reduced tax rate of 15% and tax holiday of either two or three years of exemption followed by three years of 50% reduced tax rate. Yuan Hang’s tax holiday started in 2004 and expired in 2008. Cosmos’ tax holiday started in 2003 and expired in 2008. Lian Fei’s tax holiday started in 2002 and expired in 2007. Beijing Ojava’s tax holiday started in 2004 and expired in 2009. Furthermore, Yuan Hang, Cosmos, and Beijing Ojava qualified as high and new technology enterprises, which is effective starting in 2008 and enjoyed the reduced tax rate of 15%, instead of the tax holiday for Cosmos and Beijing Ojava, for 2009 and 2010. In 2011, Yuan Hang qualified as a high and new technology enterprise and will continued to be entitled to reduced tax rate of 15% from 2011 to 2013, subject to meeting certain criteria on an annual basis. Cosmos and Beijing Ojava did not qualify as high and new enterprises and the applicable tax rates will be at 25%.

Letang qualified as a “high and new technology” enterprise in 2010 and was therefore entitled to a two year national and local tax exemption followed by three years of 50% reduction in national and local income tax rates. Letang started its tax holiday of two years exemption from 2010.

Unilink, Qimingxing and Lianyu are considered as small businesses and are taxed based on the deemed profit method.

The new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) also impose a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC, which were exempted under the previous income tax and rules. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company.

According to the relevant PRC regulations, dividends on profit earned before January 1, 2008 are not subject to the withholding income tax, while the dividend on profits earned after January 1, 2008 are subject to the withholding income tax. However as of December 31, 2011, the Group did not make any provision on withholding tax of profit earned by some of its PRC subsidiaries in 2011 because based on the business plan for the foreseeable future, there is no plan to distribute the retained earnings of the Group’s PRC subsidiaries as it intend to retain such cash for re-investment in the PRC operations.

In accordance with the PRC Income Tax Laws effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. The Group’s non-PRC entities, if considered a PRC tax residence enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on their worldwide income. Income (loss) before income taxes from continuing operations consists of:

	Year ended December 31,
	2009	2010	2011
	$	$	$
Cayman	(75,287)	(2,879,085)	5,528,390
Indonesia	314,378	2,673,218	3,077,937
Singapore	—	(1,710,126)	(1,114,203)
Malaysia	—	223,771	(106,148)
PRC	(145,480)	2,539,084	201,652

Total income before taxes from continued operations	93,611	846,862	7,587,628

The (provision for) benefit from taxes on income from continuing operations consists of:

	Year ended December 31,
	2009	2010	2011
	$	$	$
Current	(14,889)	(1,805,227)	(763,341)
Deferred	(564,381)	365,966	(536,640)

Total	(579,270)	(1,439,261)	(1,299,981)

The following is reconciliation between the statutory Enterprise Income Tax rate and the Group’s effective tax rate for continuing operations:

	Year ended December 31,
	2009	2010	2011
Statutory Enterprise Income Tax rate	25%	25%	25%
Effect of tax holiday	54%	(20)%	(1)%
International tax rate differences	(2)%	95%	(19)%
Non-deductible expenses/non-taxable income	(106)%	4%	17%
Change in valuation allowance	656%	2%	(17)%
PRC tax rate differences	(133)%	(33)%	—
Unrecognized tax benefit	30%	—	—
Adjustment to prior-year tax provision	(93)%	97%	(6)%
Deferred tax on outside tax basis	188%	—	(2)%
Expired carry forward tax losses	—	—	20%

Effective EIT rate for continuing operations	619%	170%	17%

The aggregate effect of the tax holiday in 2009, 2010 and 2011 was $51,000, $173,172 and $90,445 respectively.

The Group’s deferred tax assets and deferred tax liabilities at each balance sheet date are as follows:

	As of December 31,
	2010	2011
	$	$
Deferred tax
Intangible and other assets	208,550	127,067
Deferred revenue	277,779	69,090
Accrued liabilities and other payables	3,680,306	3,192,891
Advertising expenses	343,704	560,229
Net operating losses	1,980,258	1,956,003
Others	125,799	176,113

Total deferred tax assets for continuing operations	6,616,396	6,081,393
Valuation allowance for continuing operations	(2,139,558)	(2,884,640)
Total deferred tax assets for discontinued operations	5,464,105	4,420,487
Valuation allowance for discontinued operations	(5,320,546)	(3,682,878)

Total deferred tax assets, net of valuation allowance	4,620,397	3,934,362

Deferred tax liabilities:
Accrued income	(3,138,136)	(2,466,905)
Intangible assets	(2,833,562)	(2,572,958)
Others	—	(188,390)

Deferred tax liabilities for continuing operations	(5,971,698)	(5,228,253)
Deferred tax liabilities for discontinued operations	(143,559)	(737,609)

Total deferred tax liabilities	(6,115,257)	(5,965,862)

Net deferred tax liabilities	(1,494,860)	(2,031,500)

Deferred tax assets — current	1,254,529	486,176
Deferred tax liabilities — current	(1,078,403)	(126,034)
Deferred tax assets — non-current	72,480	369,706
Deferred tax liabilities — non-current	(1,743,466)	(2,761,348)

Net deferred tax liabilities	(1,494,860)	(2,031,500)

The Group’s valuation allowance movements during 2010 and 2011 are as follows:

	Year ended December 31,
	Continuing Operations		Discontinued Operations
	2010	2011	2010	2011
	$	$	$	$
Beginning Balance	2,493,972	2,139,558	4,857,314	5,320,546
Movement	(429,466)	634,103	310,822	(1,835,533)
Translation Difference	75,052	110,979	152,410	197,865

Ending Balance	2,139,558	2,884,640	5,320,546	3,682,878

Management has assessed whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group recorded a valuation allowance of $7,460,104 and $6,567,518 as of December 31, 2010 and 2011, respectively, to reduce the deferred tax assets to the amount management believes is more likely than not realizable.

The Group has a net tax operating loss carry forward of $23,387,643 attributed to 10 PRC subsidiaries (including discontinued operations of $16,357,946) as of December 31, 2011. The net operating losses will expire between 2012 and 2015 if unutilized.

The Company intends to permanently reinvest all undistributed earnings of its foreign subsidiaries as of December 31, 2011. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

During the year ended December 31, 2007, the Company recorded a tax provision of $100,671 related to uncertain tax positions on promotional and research and development expenses. It is possible that the tax position will change in the next twelve months; however, an estimate of the range of the possible change cannot be made at this time.

	Year ended December 31,
	2010	2011
	$	$
Beginning and ending balance	100,671	100,671

The Group recognizes interest and penalties related to uncertain tax positions in income tax expense. The Group recorded accrued interest expense of $129,693 and $159,656 as of December 31, 2010 and 2011, respectively. Provision for penalties of $50,336 was brought forward since 2007.

The Group’s tax years 2007 through 2011 remain open to possible examination by relevant tax authorities.